Equity Level 4 Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 11, 2013 Subsequent Event [Member]	Jul. 30, 2013 Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued and Outstanding	29,700,000	43,229,412		29,700,000	29,700,000			39,365,350
Shares issued in Initial Public Offering		13,529,412					13,529,412
Proceeds from Issuance Initial Public Offering, net		$ 262,599	$ 0				$ 263,000
Distributions to BC Holdings	$ 225,000			$ 228,268	$ 0	$ 0